Deferred revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Deferred Revenue
Deferred revenue, beginning	$ 2,485
Accretion of deferred revenue	127
Transaction costs expensed	15
Deferred revenue, ending	$ 2,627